Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors Principal Funds, Inc.

In planning and performing our audits of the financial statements of each of the Principal Funds, Inc. listed in Exhibit A attached hereto (the "Funds") as of and for the period ended October 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2018.

This report is intended solely for the information and use of management and the Board of Directors of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Minneapolis, Minnesota December 18, 2018

Exhibit A

Overseas Fund

     Principal Capital Appreciation Fund

California Municipal Fund

Principal LifeTime 2010 Fund

Core Plus Bond Fund

Principal LifeTime 2015 Fund

Diversified International Fund

Principal LifeTime 2020 Fund

Equity Income Fund

Principal LifeTime 2025 Fund

Finisterre Unconstrained Emerging Markets Bond Fund

Global Diversified Income Fund

Global Real Estate Securities Fund

Government & High Quality Bond Fund

Government Money Market Fund

High Yield Fund

High Yield Fund I

Income Fund

Inflation Protection Fund

International Emerging Markets Fund

International Fund I

LargeCap Growth Fund

LargeCap Growth Fund I

     Principal LifeTime 2030 Fund

LargeCap S&P 500 Index Fund

Principal LifeTime 2035 Fund

LargeCap Value Fund III

     Principal LifeTime 2040 Fund

MidCap Fund

Principal LifeTime 2045 Fund

MidCap Growth Fund

Principal LifeTime 2050 Fund

MidCap Growth Fund III

     Principal LifeTime 2055 Fund

MidCap S&P 400 Index Fund

Principal LifeTime 2060 Fund

MidCap Value Fund I

     Principal LifeTime 2065 Fund

MidCap Value Fund III

     Principal LifeTime Hybrid 2015 Fund

Money Market Fund

Principal LifeTime Hybrid 2020 Fund

Principal LifeTime Hybrid 2025 Fund

Principal LifeTime Hybrid 2030 Fund

Principal LifeTime Hybrid 2035 Fund

Principal LifeTime Hybrid 2040 Fund

Principal LifeTime Hybrid 2045 Fund

Principal LifeTime Hybrid 2050 Fund

Principal LifeTime Hybrid 2055 Fund

Principal LifeTime Hybrid 2060 Fund

Principal LifeTime Hybrid 2065 Fund

Principal LifeTime Hybrid Income Fund

Principal LifeTime Strategic Income Fund

Real Estate Securities Fund

SAM Balanced Portfolio

SAM Conservative Balanced Portfolio

SAM Conservative Growth Portfolio

SAM Flexible Income Portfolio

SAM Strategic Growth Portfolio

Short-Term Income Fund

SmallCap Fund

SmallCap Growth Fund I

SmallCap S&P 600 Index Fund

SmallCap Value Fund II

Tax-Exempt Bond Fund